Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net

	As of December 31, 2018
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	1,997,175	(921,565)	1,075,610
License rights of mobile games	18,098	(15,163)	2,935
Domain names and others	412,202	(71,312)	340,890

Total	2,427,475	(1,008,040)	1,419,435

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	3,072,959	(1,736,608)	1,336,351
License rights of mobile games	71,703	(35,863)	35,840
Domain names and others	434,089	(148,947)	285,142

Total	3,578,751	(1,921,418)	1,657,333

Schedule of intangible assets amortization expense for future years

Intangible assets amortization expense
RMB in thousands
2020	705,062
2021	390,818
2022	228,651
2023	123,159
2024	74,550
Thereafter	135,093

Total expected amortization expense	1,657,333